UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22309

(Investment Company Act file number)

Transparent Value Trust

(Exact name of registrant as specified in charter)

330 Madison Ave

10th Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

(212) 518-5344

(Registrant’s telephone number)

Armen Arus

Transparent Value Trust

330 Madison Ave

10th Floor

New York, New York 10017

(Name and Address of Agent for Service)

Copy to:

Timothy W. Levin

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Directional Allocation VI Portfolio

September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS 96.81%
Consumer Discretionary 23.84%
AMC Networks, Inc. - Class A(a)	127	$7,419
Autoliv, Inc.	123	11,306
AutoNation, Inc.(a)	158	7,949
AutoZone, Inc.(a)	12	6,116
DIRECTV(a)	81	7,008
DR Horton, Inc.	408	8,372
Expedia, Inc.	112	9,814
Foot Locker, Inc.	240	13,357
Lear Corp.	67	5,789
Lennar Corp. - Class A	554	21,512
MGM Resorts International(a)	285	6,492
Michael Kors Holdings, Ltd.(a)	288	20,560
O’Reilly Automotive, Inc.(a)	43	6,465
The Priceline Group, Inc.(a)	7	8,110
Signet Jewelers, Ltd.	41	4,670
Toll Brothers, Inc.(a)	632	19,693
TRW Automotive Holdings Corp.(a)	169	17,112
Williams-Sonoma, Inc.	160	10,651

		192,395

Consumer Staples 2.63%
CVS Health Corp.	80	6,367
Herbalife, Ltd.	209	9,144
Keurig Green Mountain, Inc.	44	5,726

		21,237

Energy 21.84%
Cameron International Corp.(a)	157	10,422
Chesapeake Energy Corp.	412	9,472
Devon Energy Corp.	94	6,409
Ensco PLC - Class A	190	7,849
EOG Resources, Inc.	211	20,894
EQT Corp.	73	6,682
FMC Technologies, Inc.(a)	156	8,472
Helmerich & Payne, Inc.	47	4,600
Hess Corp.	82	7,734
Kinder Morgan, Inc.	239	9,163
Noble Corp. PLC	351	7,799
Oasis Petroleum, Inc.(a)	190	7,944
Oceaneering International, Inc.	262	17,074
Pioneer Natural Resources Co.	38	7,485
Schlumberger, Ltd.	71	7,220
SM Energy Co.	103	8,034
Valero Energy Corp.	428	19,804
Whiting Petroleum Corp.(a)	118	9,151

		176,208

Financials 5.76%
BB&T Corp.	137	5,098
Capital One Financial Corp.	91	7,427
LPL Financial Holdings, Inc.	156	7,184
McGraw Hill Financial, Inc.	73	6,164

	Shares	Value

Financials (continued)
Moody’s Corp.	57	$5,387
Regions Financial Corp.	745	7,480
T Rowe Price Group, Inc.	99	7,762

		46,502

Health Care 6.75%
Actavis PLC(a)	26	6,273
Amgen, Inc.	57	8,006
Edwards Lifesciences Corp.(a)	74	7,559
Gilead Sciences, Inc.(a)	82	8,730
Salix Pharmaceuticals, Ltd.(a)	55	8,593
Sirona Dental Systems, Inc.(a)	96	7,361
UnitedHealth Group, Inc.	92	7,935

		54,457

Industrials 14.31%
B/E Aerospace, Inc.(a)	248	20,817
The Boeing Co.	61	7,770
Cintas Corp.	92	6,494
Colfax Corp.(a)	113	6,438
Genesee & Wyoming, Inc. - Class A(a)	193	18,395
Honeywell International, Inc.	84	7,822
Quanta Services, Inc.(a)	152	5,516
Snap-on, Inc.	103	12,470
Southwest Airlines Co.	153	5,167
Stanley Black & Decker, Inc.	92	8,169
TransDigm Group, Inc.	38	7,005
Trinity Industries, Inc.	201	9,391

		115,454

Information Technology 18.25%
Alliance Data Systems Corp.(a)	29	7,200
Amphenol Corp. - Class A	79	7,888
Cadence Design Systems, Inc.(a)	348	5,989
Cognizant Technology Solutions Corp. - Class A(a)	222	9,939
eBay, Inc.(a)	204	11,553
EMC Corp.	169	4,945
Equinix, Inc.(a)	30	6,374
Global Payments, Inc.	132	9,224
IAC/InterActiveCorp	148	9,753
LinkedIn Corp. - Class A(a)	40	8,312
Marvell Technology Group, Ltd.	1,181	15,920
Micron Technology, Inc.(a)	224	7,674
QUALCOMM, Inc.	123	9,197
Red Hat, Inc.(a)	148	8,310
Trimble Navigation, Ltd.(a)	195	5,948
Vantiv, Inc. - Class A(a)	310	9,579
VeriSign, Inc.(a)	172	9,481

		147,286

Materials 3.43%
Martin Marietta Materials, Inc.	131	16,891
Monsanto Co.	38	4,275

	Shares	Value
Materials (continued)
Packaging Corp. of America	102	$6,510

		27,676

TOTAL COMMON STOCKS
(Cost $803,583)		781,215

Total Investments - 96.81%
(Cost $803,583)		781,215

Other Assets in Excess of Liabilities - 3.19%		25,759

NET ASSETS - 100.00%		$806,974

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

PLC - Public Limited Company

See Notes to Quarterly Schedule of Investments.

TRANSPARENT VALUE TRUST

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

1. ORGANIZATION

Transparent Value Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated June 8, 2009. As of September 30, 2014, the Trust has 11 registered funds (“Series”). The Transparent Value Directional Allocation VI Portfolio (the “Portfolio”) commenced operations on May 6, 2014. The Portfolio is organized as a non-diversified series of the Trust.

The Portfolio’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Transparent Value Directional Allocation IndexSM (the “Allocation Index” or “Index”).

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (“shares”) and different classes of shares of each series. The Portfolio offers Class I, Class II and Class III shares. Class I, Class II and Class III shares are sold without a sales load. Class I shares are offered with fees for non-distribution related services provided to shareholders (“Service Fees”). Class II shares are offered with Service Fees and with fees for distribution, servicing and marketing of such shares pursuant to a Distribution Plan (“12b-1 Fees”). Class III shares are offered without Service Fees or 12b-1 Fees. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Shares of the Portfolio are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Portfolio is considered an investment company for financial reporting purposes under GAAP.

A) Net Asset Value: The net asset values (“NAVs”) of the Portfolio’s share classes (Class I, Class II and Class III) are computed based upon the value of the securities and other assets and liabilities held by the Portfolio. NAVs are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading.

B) Investment Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not readily available or determined to not represent the fair value of a security as of the Portfolio’s pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board. At September 30, 2014, none of the Portfolio’s assets were fair valued pursuant to the Board approved fair valuation policies.

C) Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Net realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

D) Use of Estimates: The financial statements were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates are appropriate; however, actual results may differ from those estimates.

E) Distributions to Shareholders: The Portfolio intends to annually distribute to shareholders all of their net income and/or capital gains. Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

3. FAIR VALUE MEASUREMENTS

In accordance with GAAP, the Portfolio uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the fair value of the Portfolio’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—Significant unobservable prices or inputs (including a Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques used by the Portfolio to measure fair value during the period ended September 30, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Portfolio’s investments carried at fair value:

Transparent Value Directional Allocation VI Portfolio:

Investments in Securities at Value	Level 1	Level 2		Level 3		Total
Common Stocks	$781,215		$–		$–	$781,215
TOTAL	$781,215		$–		$–	$781,215

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

It is the Portfolio’s policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period.

For the period ended September 30, 2014, the Portfolio did not have unobservable inputs (Level 3) used in determining fair value.

4. INCOME TAX

The Portfolio’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Portfolio has qualified and intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, for federal income tax purposes and to distribute substantially all net investment income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Net unrealized appreciation (depreciation) of investments based on federal tax costs as of September 30, 2014 were as follows:

Transparent Value Directional Allocation VI Portfolio:

Gross appreciation (excess of value over tax cost)	$4,796

Gross depreciation (excess of tax cost over value)	(31,694)

Net unrealized depreciation	$(26,898)

Cost of investments for income tax purposes	$808,113

Item 2 - Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transparent Value Trust

By:	/s/ Armen Arus
Armen Arus, President

Date:	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Armen Arus
Armen Arus, President

Date:	November 24, 2014

By:	/s/ Keith D. Kemp
Keith D. Kemp, Treasurer

Date:	November 24, 2014